PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Computer equipment and furniture and fixtures (useful life)	5 years
Total - cost	$ 3,836,663	$ 3,636,663	$ 3,636,663	$ 54,927
Total - accumulated depreciation	(34,174)	(25,935)	(25,935)	(15,092)
Total Property, plant and equipment, net	3,802,489	3,610,728	3,610,728	39,835
Depreciation expense	8,239	7,703	10,843	10,271
Processing plant under construction
PROPERTY, PLANT AND EQUIPMENT
Total - cost	3,781,736	3,581,736	3,581,736
Total Property, plant and equipment, net	3,781,736	3,581,736	$ 3,581,736
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Computer equipment and furniture and fixtures (useful life)			5 years
Total - cost	9,820	9,820	$ 9,820	9,820
Total - accumulated depreciation	(6,383)	(4,910)	(4,910)	(2,946)
Total Property, plant and equipment, net	3,437	4,910	$ 4,910	6,874
Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Computer equipment and furniture and fixtures (useful life)			5 years
Total - cost	22,101	22,101	$ 22,101	22,101
Total - accumulated depreciation	(15,166)	(11,850)	(11,850)	(7,430)
Total Property, plant and equipment, net	6,935	10,251	10,251	14,671
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Total - cost	23,006	23,006	23,006	23,006
Total - accumulated depreciation	(12,625)	(9,175)	(9,175)	(4,716)
Total Property, plant and equipment, net	$ 10,381	$ 13,831	$ 13,831	$ 18,290